RISK MANAGEMENT - Concentration of loan by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Gross loans and advances to customers	$ 269,923,739	$ 220,323,483
Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	45,381,330	37,742,851
Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	110,771,211	83,042,659
Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	83,018,588	68,914,469
Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	30,752,610	30,623,504
Commercial
RISK MANAGEMENT
Gross loans and advances to customers	143,537,853	114,911,843
Commercial | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	41,624,418	34,695,533
Commercial | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	63,696,431	46,230,960
Commercial | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	38,127,660	32,314,993
Commercial | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	89,344	1,670,357
Commercial | Corporate
RISK MANAGEMENT
Gross loans and advances to customers	79,766,203	60,920,083
Commercial | Corporate | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	22,737,806	17,124,666
Commercial | Corporate | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	32,474,514	22,523,964
Commercial | Corporate | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	24,547,720	19,979,836
Commercial | Corporate | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	6,163	1,291,617
Commercial | SME
RISK MANAGEMENT
Gross loans and advances to customers	15,864,828	15,010,566
Commercial | SME | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	4,715,405	3,946,269
Commercial | SME | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	9,011,823	8,296,746
Commercial | SME | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,110,855	2,425,844
Commercial | SME | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	26,745	341,707
Commercial | Others
RISK MANAGEMENT
Gross loans and advances to customers	47,906,822	38,981,194
Commercial | Others | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	14,171,207	13,624,598
Commercial | Others | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	22,210,094	15,410,250
Commercial | Others | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	11,469,085	9,909,313
Commercial | Others | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	56,436	37,033
Consumer
RISK MANAGEMENT
Gross loans and advances to customers	59,588,721	48,363,040
Consumer | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	1,276,398	1,066,641
Consumer | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	36,662,101	28,018,402
Consumer | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	20,790,945	15,283,421
Consumer | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	859,277	3,994,576
Consumer | Credit card
RISK MANAGEMENT
Gross loans and advances to customers	11,388,043	8,910,716
Consumer | Credit card | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	341,644	328,066
Consumer | Credit card | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	9,658,986	7,500,460
Consumer | Credit card | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	1,387,413	992,408
Consumer | Credit card | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	0	89,782
Consumer | Vehicle
RISK MANAGEMENT
Gross loans and advances to customers	5,173,235	4,595,726
Consumer | Vehicle | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	56,869	48,381
Consumer | Vehicle | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	2,453,692	2,048,490
Consumer | Vehicle | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,662,171	1,905,002
Consumer | Vehicle | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	503	593,853
Consumer | Payroll loans
RISK MANAGEMENT
Gross loans and advances to customers	10,838,679	9,307,057
Consumer | Order of payment
RISK MANAGEMENT
Gross loans and advances to customers	10,838,679	9,307,057
Consumer | Order of payment | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	53,455	54,864
Consumer | Order of payment | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	1,955,842	1,407,000
Consumer | Order of payment | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	8,274,849	5,005,482
Consumer | Order of payment | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	554,533	2,839,711
Consumer | Others
RISK MANAGEMENT
Gross loans and advances to customers	32,188,764	25,549,541
Consumer | Others | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	824,430	635,330
Consumer | Others | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	22,593,581	17,062,452
Consumer | Others | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	8,466,512	7,380,529
Consumer | Others | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	304,241	471,230
Mortgage
RISK MANAGEMENT
Gross loans and advances to customers	37,371,373	30,646,787
Mortgage | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	65,252	70,037
Mortgage | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	1,017,950	1,027,396
Mortgage | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	10,018,853	7,950,061
Mortgage | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	26,269,318	21,599,293
Mortgage | VIS
RISK MANAGEMENT
Gross loans and advances to customers	12,318,512	9,286,304
Mortgage | VIS | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	16,905	18,566
Mortgage | VIS | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	246,203	231,344
Mortgage | VIS | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	1,934,490	1,691,105
Mortgage | VIS | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	10,120,914	7,345,289
Mortgage | Non-VIS
RISK MANAGEMENT
Gross loans and advances to customers	25,052,861	21,360,483
Mortgage | Non-VIS | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	48,347	51,471
Mortgage | Non-VIS | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	771,747	796,052
Mortgage | Non-VIS | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	8,084,363	6,258,956
Mortgage | Non-VIS | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	16,148,404	14,254,004
Financial Leases
RISK MANAGEMENT
Gross loans and advances to customers	28,097,716	25,119,628
Financial Leases | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	2,215,774	1,727,484
Financial Leases | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	8,560,553	7,121,356
Financial Leases | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	13,798,615	13,160,512
Financial Leases | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	3,522,774	3,110,276
Small Business Loans
RISK MANAGEMENT
Gross loans and advances to customers	1,328,076	1,282,185
Small Business Loans | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	199,488	183,156
Small Business Loans | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	834,176	644,545
Small Business Loans | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	282,515	205,482
Small Business Loans | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	$ 11,897	$ 249,002